Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended		105 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Mineral property expenses	$ 233,718	$ 355,653	$ 667,473
Stock-based compensation	125,000	0	125,000
Estimated useful life of the vehicle	5 years
Options and Warrants
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		11,000,000
Incremental common shares attributable to call options and warrants	51,671,195
General and Administrative Expense
Summary Of Significant Accounting Policies [Line Items]
Stock-based compensation	432,777	505,539
AuroTellurio Option Agreement
Summary Of Significant Accounting Policies [Line Items]
Mineral Rights	$ 91,250	$ 47,500	$ 91,250